Summary of Estimated Fair Values of Net Assets acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 21, 2011
Business Acquisition [Line Items]
Cash			$ 3,416
Restricted cash			902
Accounts receivable			4,511
Inventory			5,008
Deferred costs on uncompleted contracts			1,609
Other current assets			2,528
Property and equipment			1,427
Deferred tax asset			4,226
Goodwill		19,885	19,153
Other intangibles			600
Total assets			43,380
Line of credit			(3,119)
Accounts payable and accrued liabilities			(11,681)
Debt			(2,608)
Billings in excess of costs on uncompleted contracts			(2,062)
Deferred revenue and other current liabilities			(2,239)
Net assets acquired			$ 21,671